Contingencies	12 Months Ended
Mar. 31, 2025
Disclosure of contingencies [Abstract]
Contingencies
31.	Contingencies

a)	Claims against the Group not acknowledged as debts include s demands from Indian Income Tax authorities for payment of tax amounting to ₹ Nil (previous year: ₹ Nil).

b)	Contingencies due to certain Service Tax claims as at March 31, 2025 amounted to ₹ 416 million (previous year: ₹ 416 million).

c)	Contingencies due to certain Sales Tax claims as at March 31, 2025 amounted to ₹ 12 million (previous year: ₹ 15 million)*.

d)	Contingencies due to certain Goods And Services Tax claims as at Mar 31, 2025 amounted to ₹ 1,131 million (Previous Year: ₹ 165 million) * .

e)
Contingencies due to certain Goods And Services Tax claims for which tax liability amounting to ₹ 41 million has been paid under amnesty scheme. The appeal has been withdrawn and application is submitted for settlement of dispute under amnesty scheme. Interest and penalty under dispute is ₹ 141million .

f)
The Group is subject to legal proceedings and claims which are arising in the ordinary course of business. The management does not reasonably expect that these legal actions, when ultimately concluded and determined, will have material and adverse effect on the Group's results of operations or financial conditions.

*	Out of the above, an amount of ₹29 million has been paid under protest.

Put Option:

Sify Infinit Spaces Limited (“SISL”), wholly owned subsidiary of the Company issued Compulsorily Convertible Debentures (“CCDs”) to Kotak Special Situations Fund (“KSSF”) pursuant to a Debenture Subscription Agreement (“DSA”), dated November 1, 2021, with an initial subscription of ₹ 2,020 million during the 2021-2022 fiscal year, and a subsequent subscription of ₹ 1,980 million during the 2022-2023 fiscal year. Further, SISL has the option and right to require KSSF to acquire additional CCDs be issued by SISL in one or more tranches before October 1, 2026 for up to an aggregate subscription amount of ₹ 6,000 million. On July 20, 2023, ₹ 6,000 million of these CCDs were assigned to Kotak Data Center Fund (KDCF).

The DSA is supplemented by a put option agreement with the Company to ensure KSSF has protective rights in case there is contract breach or conditions for conversion is not met over the term of the instrument.

The put option agreement (the “Agreement”) was entered into between the Company, SISL and KSSF on November 1, 2021  in relation to CCDs subscribed by KSSF. The Agreement was filed with the Securities and Exchange Commission on November 2, 2021. As per the Agreement, KSSF can exercise the put option on or after October 1, 2027, and upon exercise of put option, the Company shall be obligated to purchase all of the CCDs from KSSF.

The put option can be triggered by KSSF upon the occurrence of any of the following events:
a)	an event of default under the DSA, or

b)	if the Company fails to provide exit to the KSSF by way of qualified IPO or alternate listing by October 31, 2029 (each such term as defined in the DSA), or

c)	breach by the Company of any of its obligation or covenants under the Agreement.

The Company is required to pay to KSSF no later than ninety (90) days from the date of put option notice delivered by KSSF to the Company, the entire put amount into a bank account, subject to applicable withholding taxes and the Company will hold the CCD in such case as an asset.

The terms for conversion are described in the DSA in clauses 6 and 7 of Schedule IV.

Pursuant to the clause, the CCDs shall be fully, mandatorily, compulsorily and automatically converted into equity shares, upon the earlier of:

(i)	October 1, 2031 without any act or application by KSSF; or

(ii)
the filing of a prospectus by SISL with the Securities and Exchange Board of India or for any alternate listing or the register of companies or any stock exchange in relation to an initial public offering of its equity shares; or

(iii)	at any time as required by KSSF prior to October 1, 2031.

Europe India Gateway:

The Group has entered into a contract with Emirates Integrated Telecom
 (“the Emirates”)
for the construction and supply of undersea cable capacity from the Europe India Gateway. As per the contract with Emirates, the Group is required to pay its share of decommissioning costs, if any, that may arise in the future. No provision has been made by the Group for such decommissioning costs as the amount of provision cannot be measured reliably as of March 31, 2025. The capacity under the mentioned facility would be upgraded over a period of time.

Legal proceedings:

a)	Proceedings before Department of Telecommunications

Adjusted Gross Revenue (AGR):

Sify Technologies Limited (Sify) is issued with UL License (non-access/non-mobile license) pursuant to which Sify provides ISP, NLD & ILD services to enterprise customer and continues to comply and pay a license fee on the licensed activities.

DOT demanded a license fee on the non-telecom business revenue on both mobile license holders and non-mobile license holders, including Sify. The demand made by DOT was challenged by mobile (access license) operator and the Supreme Court held that mobile operators have to pay the license fee on the gross revenue as they were using spectrum and had opted for migration package. The Supreme Court later clarified that this judgement was not applicable to non-access /non-mobile operators.

DOT had also issued a demand notice to Sify and to other non-mobile operators seeking to charge a license fee on the non-telecom revenue. Sify challenged the demands before Madras High Court in 2013 and the demands were stayed. Meanwhile one of the non-access and non- mobile license holder, similar to the license held by Sify, challenged the demand made by DOT before TDSAT, Delhi. TDSAT vide its Order dated February 28, 2022 quashed the demands made by DOT seeking license fee, interest on license fee, penalty and interest on penalty on the revenue accruing from other business revenue (i.e.non-telecom) other than the licensed based activities.

The Supreme Court had by its order dated June 10, 2020, accepted the stance of the DOT that the licenses of PSUs are different and the judgement of October 24, 2019 could not be made the basis for raising demands against PSUs as they are not in the actual business of providing Mobile Services to the General Public. Sify also has licenses similar to PSU. Meanwhile DOT withdrew the demands against public sector undertakings having similar licenses and filed an affidavit before Hon’ble Supreme Court.

DOT issued a demand notice on August 22, 2013 to the Company demanding license fee on the non-telecom revenue against which the Company filed petitions before Hon’ble Madras High Court. After finally hearing the parties, the Hon’ble Madras High Court vide its judgement dated April 30, 2024 quashed the 18 demands made by DOT and held that DOT cannot claim license fee on the non-telecom revenue.

DOT has appealed before the Madras High Court challenging the judgement dated April 30, 2024
 w
hich is now pending for adjudication.

License fee on Pure Internet:

DOT migrated the licenses of few service providers, whole licenses expired in 2013 to UL regime and demanded license fee on pure Internet only from those migrated service providers without providing level playing field on pure internet services. However, the Company through Internet Service Providers Association of India (ISPAI) challenged the said condition before TDSAT. TDSAT by its order dated October 18, 2019 set aside the demand made by the DOT and held that license fee is not chargeable on the Internet Service Providers. DOT has filed appeal before Supreme Court and the appeal is pending for final hearing.

Subsequently DOT notified level playing field for all the telecom licensed operator and accordingly the company has started paying AGR on pure internet effective as of April 1, 2022 pursuant to the notification issued by DOT.

Online Exam case:

The Company has been conducting Online examination for more than a decade using its platform (I-Test) and delivered large volume online examinations for several reputed clients including Staff Selection Commission (customer), and is certified on quality and security for CMMI Level 5 and CERT-in. After technical evaluation, the company was awarded a contract dated April 12, 2016 for a period of two years and accordingly Sify had successfully conducted 15 such Pan India online examination under the supervision of its customer for more than
20 million applied candidates with 40,000
unique questions. In one of the combined group level examinations dated February 21, 2018, screenshots of a few of the questions appeared on social media. The Company immediately brought this to the notice of the Chairman of the customer and the said question paper was cancelled and the candidates were asked to redo the examination with a different set of question paper within couple of hours. Further at the request of customer, re-examination was also conducted after a couple of weeks. Hence there was no damage to the sanctity of the examination as immediate action was taken jointly by the Company and customer. However, some parties had provoked candidates and continued to claim that the question paper was leaked and insisted that the customer cancel the entire examination process. As few candidates continued to protest, the Government of India directed the investigating authority to conduct an enquiry into the allegations. Public Interest Litigation (“PIL”) was also filed before Hon’ble Court for cancellation of the examination process. However, the Hon’ble court appointed a high level technical committee to conduct enquiry and submit the report the Court.

A detailed report was submitted by the Committee and Investigating team before the Hon’ble Court, holding that there was no evidence showing that the examination process was tainted and hence PIL stood dismissed. And accordingly, SSC also released all the payments to Sify for the examination. In 2018, the investigating authority also filed its final report stating that one of the candidate along with her husband engaged in malpractice with a sole intention to cancel the examinations uploaded few questions in the social media. There was no allegations against Sify or its employee. After 4 years, to utter shock and surprise, the investigating authority chose to file 3 additional supplementary chargesheet naming the Company and one of its employee for not following the Standard Operating Procedure. It is important to note that Company successfully delivered the examination in terms of RFP and the consideration was released by customer after receiving the report from the Committee.

The investigating agency choose to name the Company and one of its employees in the chargesheet filed before the CBI Court. There are 3 cases of malpractices committed by candidates and the Court is yet to make charges. Since there is no allegations of malpractice made against the Company, the Company is in the process of filing discharge petition before the trial court.

Others:

a) The Company is party to additional legal actions arising in the ordinary course of business. Based on the available information as on March 31, 2025, the Company believes that it has adequate legal defenses for these actions and that the ultimate outcome of these actions will not have a material adverse effect on the Company's financial position and results of operations.

b) The
C
ompany has received an adverse arbitration award for a sum of ₹ 300 million and interest at the rate of 18% p.a in the arbitration proceedings initiated by OSI digital and the company filed an appeal challenging the award before Madras High Court.
On March 17, 2025, the parties settled the dispute through mediation and Sify paid
 ₹

28.50 million and the issue stood resolved.

c) The Company has received an order passed under section 7A of the Employees Provident Fund & Miscellaneous Provisions Act, 1952 from Employees Provident Fund Organisation (EPFO) claiming provident fund contribution aggregating to ₹ 6.40 million on special allowances paid to employees. The company has filed a writ petition before High court of Madras and obtained the stay of demand. In February 2019, the Supreme Court held, in a similar case, that Special allowances paid by the employer to its employee will be included in the scope of basic wages and subject to provident fund contribution.  However, the Supreme Court has not fixed the effective date of order.

d) During the financial year 2019-20, Directorate General of Goods and Services Tax Intelligence (DGGI) did an inspection based on the analysis of service tax returns filed by the company in the past. The
C
ompany has been categorising services relating to e-Learning and Infrastructure Management Services provided to foreign customers billed in convertible foreign currency under OIDAR services while filing its half-yearly service tax return. However, based on the Place of Provision of Services Rules then applicable under the Finance Act, 1994, Service Tax has to be paid for OIDAR services provided to foreign customers even if the conditions for qualifying as export of services are met. Hence, the DGGI contended that Service Tax should be paid on the services classified as OIDAR services in the returns. The total contended during the period April 2014 to November 2016 of Service Tax was ₹ 161.80 million and the Interest & Penalty as applicable. The
C
ompany believes that the services relating to e-learning and infrastructure management services will not fall under OIDAR services and also the activities covered under E-learning and IMS does not meet the conditions for taxation under the provisions applicable as OIDAR and hence there is no liability. However, during the investigation, the Company has paid ₹ 64.60 million under protest to continue the proceeding with the relevant adjudicating authorities. Thereafter, the DGGI has issued Show Cause Notice and the
C
ompany has replied on the same. The matter is pending with the Adjudicating Authority. The
C
ompany believes that no provision is required to be made against this demand.
The amount of ₹ 64.60 million paid under protest is accounted as Balance with Service Tax authorities and disclosed under “Other assets” – Note.10 to the
Consolidated Financial Statements.